Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other operating expenses [Abstract]
Summary of other operating expenses
Other operating expenses
in EUR million 2021 2020 2019
Regulatory costs 1,265 1,105 1,021
Audit and non-audit services 34 29 30
IT related expenses 781 812 759
Advertising and public relations 305 335 391
External advisory fees 301 418 416
Office expenses 281 320 325
Travel and accommodation

expenses
52 68 140
Contributions and subscriptions 112 110 108
Postal charges 38 38 46
Depreciation of property and equipment 573 578 551
Amortisation of intangible assets 261 251 237
(Reversals of) impairments of tangible assets 26 43 -3
(Reversals of) impairments of intangible assets 95 515 62
Addition to / (unused amounts reversed of) provision for reorganisations 214 149 6
Addition to / (unused amounts reversed of) other provisions 254 39 29
Other 658 532 477
5,251 5,341 4,598